Schedule of investments
Macquarie Natural Resources Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.50%♣
Consumer Staples — 3.12%
Bunge Global	44,998	$ 3,612,439
Darling Ingredients †	46,869	1,778,210
		5,390,649
Energy — 31.13%
ARC Resources	233,819	4,929,645
Chord Energy	17,142	1,660,203
DHT Holdings	183,748	1,986,316
Diamondback Energy	11,955	1,642,617
Expand Energy	54,284	6,347,971
Helmerich & Payne	107,582	1,630,943
HF Sinclair	81,094	3,331,342
Kimbell Royalty Partners	340,799	4,757,554
Parex Resources	194,550	1,987,289
Permian Resources	139,427	1,898,996
Shell	318,791	11,173,821
Tourmaline Oil	73,285	3,535,762
Unit	101,226	2,643,011
Valero Energy	46,670	6,273,381
		53,798,851
Industrials — 2.06%
Arcosa	41,090	3,562,914
		3,562,914
Information Technology — 1.79%
First Solar †	18,734	3,101,226
		3,101,226
Materials — 61.40%
Alcoa	128,961	3,805,639
Anglo American	163,461	4,824,057
Canfor †	162,994	1,692,480
CF Industries Holdings	73,994	6,807,448
China Metal Recycling Holdings =, †	30,000,000	0
Coeur Mining †	296,740	2,629,116
Corteva	77,098	5,746,114
CRH	57,585	5,305,437
Endeavour Mining	111,956	3,423,910
ERO Copper †	347,371	5,867,107
Hudbay Minerals	742,646	7,879,474
International Paper	121,857	5,706,563
Louisiana-Pacific	23,829	2,049,056
Metallus †	183,165	2,822,573
Methanex	87,321	2,890,325
MP Materials †	93,821	3,121,425
Newmont	121,024	7,050,858
Nutrien	137,118	7,985,752
SSR Mining †	231,711	2,955,623
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Steel Dynamics	49,771	$ 6,371,186
Titan	42,742	1,933,361
Titan America †	151,468	1,890,321
Valterra Platinum †	62,863	2,761,259
West Fraser Timber	53,165	3,898,702
Wheaton Precious Metals	74,502	6,690,279
		106,108,065
Total Common Stocks (cost $183,844,372)		171,961,705

Short-Term Investments — 0.49%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	211,869	211,869
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	211,869	211,869
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	211,868	211,868
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	211,869	211,869
Total Short-Term Investments (cost $847,475)		847,475

Total Value of Securities—99.99% (cost $184,691,847)		172,809,180
Receivables and Other Assets Net of Liabilities—0.01%		13,694
Net Assets Applicable to 10,440,662 Shares Outstanding—100.00%		$172,822,874
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
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